Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)
Note 14 — Selected Quarterly Financial Data (Unaudited)

	Quarter ended
	(in thousands except per share amounts)
2011	March 31	June 30	September 30	December 31
Net revenues	$54,176	$56,442	$58,689	$60,116
Gross margin	14,488	6,861	15,084	14,029
Income (loss) from continuing operations, net of tax	741	(17,526)	1,597	1,828
Loss on discontinued operations (net of tax)	(337)	(322)	(394)	(1,119)
Net income (loss)	404	(17,848)	1,203	709
Diluted Earnings per Share:
Income (loss) from continuing operations	.05	(1.17)	.11	.12
Loss from discontinued operations	(.02)	(.02)	(.04)	(.07)
Net income (loss)	.03	(1.19)	.07	.05

	Quarter ended
	(in thousands except per share amounts)
2010	March 31	June 30	September 30	December 31
Net revenues	$56,812	$54,526	$60,227	$63,457
Gross margin	13,950	14,619	16,032	17,264
Income from continuing operations, net of tax	922	1,198	1,167	1,680
Loss on discontinued operations (net of tax)	(340)	(349)	(629)	(526)
Net income	582	849	538	1,154
Diluted Earnings per Share:
Income (loss) from continuing operations	.06	.08	.08	.11
Loss from discontinued operations	(.02)	(.02)	(.04)	(.04)
Net income	.04	.06	.04	.07